Summary of Significant Accounting Policies - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Percentage of ownership in Swiss franchise	49.00%
Swiss franchise investment portfolio market value	$ 207.0	$ 202.3
Swiss franchise realized gains	2.9	2.3	$ 2.5
Swiss franchise realized losses	1.0	1.1	0.5
Other-than-temporary impairment gains	$ (0.3)	$ (0.2)
Other-than-temporary impairment loss			$ 0.1